INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

4.    INCOME TAX

On December 21, 2019, the National Executive enacted Income Tax Law 27,541. This law has introduced several changes to the previous income tax treatment. Some of the key changes involved in the reform include:

Article 27 of the Law stipulates that the inflation adjustment, positive or negative, corresponding to the first and second fiscal year beginning on January 1, 2019, should allocate a sixth (1/6) in that fiscal period and the remaining five sixth (5/6), in equal parts, in the next five (5) immediate fiscal periods.

In turn, it is clarified that said provision does not preclude the allocation of the remaining thirds corresponding to previous periods, calculated in accordance with the previous version of article 194 of the Income Tax Law.

Article 48 of the Law 27,541 establishes that until the fiscal years beginning as of January 1, 2021 inclusive, the tax rate will be thirty percent (30%) -Dividends or distributed profits will be 7%.

The following table reconciles the statutory income tax rate in Argentina to the Group´s effective tax rate as of December 31, 2019, 2018 and 2017:

	12/31/2019	12/31/2018	12/31/2017
Current income tax	(412,963)	(741,754)	(2,043,564)
Income tax – deferred method	244,268	(813,320)	240,695
Income tax allotted in the Income Statement	(168,695)	(1,555,074)	(1,802,869)
Income tax allotted in Other comprehensive income	7,716	(123,042)	(32,434)
Total Income Tax Charge	(160,979)	(1,678,115)	(1,835,303)

The following is a reconciliation between the income tax charged to income as of December 31, 2019, 2018 and 2017, and that which would result from applying the current tax rate on the accounting profit

	12/31/2019	12/31/2018	12/31/2017
Income before taxes	(1,984,927)	(3,147,043)	641,035
Tax rate	30%	30%	35%
Income for the year at tax rate	595,478	944,113	(224,362)
Permanent differences at tax rate:
Result from exposure to changes in the purchasing power of money	(1,607,870)	(2,818,203)	(1,395,167)
Deductible investments	57,216	323,526	41,307
Tax inflation adjustment	1,775,525	—	(397,406)
Others	(989,044)	(4,510)	172,759
Income tax	(168,695)	(1,555,074)	(1,802,869)

4.1Deferred tax

The net position of the deferred tax is as follows:

	12/31/2019	12/31/2018
Deferred tax assets	1,671,195	1,264,222
Deferred tax liability	(506,291)	(343,586)
Net assets by deferred tax	1,164,904	920,636

Deferred taxes to be recovered in more than 12 months	1,515,532	1,154,710
Deferred taxes to be recovered in 12 months	155,663	109,512
Subtotal – Deferred tax assets	1,671,195	1,264,222
Deferred taxes to be paid in more than 12 months	—	(237,571)
Deferred taxes to be paid in 12 months	(506,291)	(106,015)
Subtotal – Deferred tax liabilities	(506,291)	(343,586)
Total Net Assets by deferred Tax	1,164,904	920,636

Deferred tax assets / (liabilities) are summarized as follows:

	Balance at	(Charge)/Credit	Balance at
	12/31/2018	to Income	12/31/2019
Intangible assets	(384,706)	(317,274)	(701,980)
Retirement plans	88,468	(4,003)	84,465
Loan Loss Reserves	1,609,515	(688,632)	920,883
Property, plant and equipment	(517,564)	(389,819)	(907,383)
Foreign Currency	(126,045)	64,558	(61,487)
Loss Carry Forward	247,083	(82,059)	165,024
Inflation adjustment credit	—	1,492,842	1,492,842
Provisions	—	196,064	196,064
Others	3,885	(27,409)	(23,524)
Total	920,636	244,268	1,164,904

	Balance at	(Charge)/Credit	Balance at
	12/31/2017	to Income	12/31/2018
Intangible assets	(74,203)	(310,503)	(384,706)
Retirement plans	407,656	(319,188)	88,468
Loan Loss Reserves	1,311,637	297,878	1,609,515
Property, plant and equipment	(273,683)	(243,881)	(517,564)
Foreign Currency	(121,998)	(4,047)	(126,045)
Loss Carry Forward	—	247,083	247,083
Others	484,547	(480,662)	3,885
Total	1,733,956	(813,320)	920,636